SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
(Loss) attributable to equity holders of the company	$ (8,949,657)	$ (4,706,292)	$ (16,825,461)
Weighted average number of ordinary shares in issue	37,357,160	39,488,256	29,343,727
Basic loss per share	$ (0.24)	$ (0.12)	$ (0.57)
Dilutive loss per share	$ (0.24)	$ (0.12)	$ (0.57)